Property, plant & equipment - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant & equipment
Right-of-use assets, beginning of period	€ 8,420	€ 9,054
Right-of-use assets, end of period	8,102	8,420	€ 9,054
Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	8,420
Right-of-use assets, end of period	8,102	8,420
Acquisition value | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	20,476	20,206	20,147
Additions	3,965	2,871	2,396
Acquired from business combinations		155
Disposals	(3,313)	(1,291)	(1,571)
Currency translation	(74)	8	102
Transfers	(3,290)	(1,473)	(868)
Right-of-use assets, end of period	17,764	20,476	20,206
Depreciation | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	(12,055)	(11,152)	(9,151)
Depreciation charge for the year.	(3,296)	(3,306)	(3,640)
Disposals	3,023	1,203	1,166
Currency translation	8	51	(41)
Transfers	2,659	1,148	514
Right-of-use assets, end of period	(9,662)	(12,055)	(11,152)
Land and buildings
Property, plant & equipment
Right-of-use assets, beginning of period	4,822	4,419
Depreciation charge for the year.	(1,735)	(1,663)	(1,794)
Right-of-use assets, end of period	4,511	4,822	4,419
Land and buildings | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	4,822
Right-of-use assets, end of period	4,511	4,822
Land and buildings | Acquisition value | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	9,391	8,121	7,574
Additions	1,739	1,934	1,624
Acquired from business combinations		155
Disposals	(2,607)	(546)	(1,022)
Currency translation	(112)	11	96
Transfers	(236)	(284)	(151)
Right-of-use assets, end of period	8,175	9,391	8,121
Land and buildings | Depreciation | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	(4,569)	(3,702)	(2,657)
Depreciation charge for the year.	(1,735)	(1,663)	(1,794)
Disposals	2,360	467	639
Currency translation	45	47	(41)
Transfers	235	283	151
Right-of-use assets, end of period	(3,664)	(4,569)	(3,702)
Vehicles | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	1,771
Right-of-use assets, end of period	2,516	1,771
Vehicles | Acquisition value | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	4,680	4,888	4,555
Additions	1,980	877	710
Disposals	(676)	(680)	(268)
Currency translation	2	2	3
Transfers	(909)	(407)	(112)
Right-of-use assets, end of period	5,077	4,680	4,888
Vehicles | Depreciation | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	(2,909)	(2,798)	(1,891)
Depreciation charge for the year.	(1,185)	(1,188)	(1,236)
Disposals	627	671	257
Currency translation	(3)	(2)	(2)
Transfers	909	407	74
Right-of-use assets, end of period	(2,561)	(2,909)	(2,798)
Equipment | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	1,827
Right-of-use assets, end of period	1,075	1,827
Equipment | Acquisition value | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	6,405	7,197	8,018
Additions	246	60	62
Disposals	(30)	(65)	(281)
Currency translation	36	(5)	3
Transfers	(2,145)	(782)	(605)
Right-of-use assets, end of period	4,512	6,405	7,197
Equipment | Depreciation | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	(4,578)	(4,652)	(4,603)
Depreciation charge for the year.	(376)	(455)	(610)
Disposals	36	65	270
Currency translation	(34)	6	2
Transfers	1,515	458	289
Right-of-use assets, end of period	€ (3,437)	€ (4,578)	€ (4,652)